UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     October 11, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $685,968 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                           COM             88579Y101    30002   320604 SH       SOLE                        0     2670   317934
AMERICAN EXPRESS CO             COM             025816109    26537   446980 SH       SOLE                        0     3645   443335
AMERICAN INTL GROUP INC         COM             026874107    27192   401965 SH       SOLE                        0     3275   398690
AUTOMATIC DATA PROCESSING IN    COM             053015103    26547   577997 SH       SOLE                        0     4670   573327
BERKSHIRE HATHAWAY INC DEL      CL A            084670108      592        5 SH       SOLE                        0        0        5
BERKSHIRE HATHAWAY INC DEL      CL B            084670207    31173     7888 SH       SOLE                        0       67     7821
BROADRIDGE FINL SOLUTIONS IN    COM             11133T103     1661    87673 SH       SOLE                        0      629    87044
CANADIAN NATL RY CO             COM             136375102    31752   557063 SH       SOLE                        0     5014   552049
CARNIVAL CORP                   PAIRED CTF      143658300    26369   544487 SH       SOLE                        0     4455   540032
CHEVRON CORP NEW                COM             166764100    27901   298155 SH       SOLE                        0     2535   295620
CITIGROUP INC                   COM             172967101    23678   507357 SH       SOLE                        0     4100   503257
CORNING INC                     COM             219350105      216     8800 SH       SOLE                        0        0     8800
DELL INC                        COM             24702R101      212     7700 SH       SOLE                        0        0     7700
EXXON MOBIL CORP                COM             30231G102      322     3480 SH       SOLE                        0        0     3480
GENERAL ELECTRIC CO             COM             369604103    29306   707880 SH       SOLE                        0     5700   702180
GENL AMERN INVS PREF B         Preferred B      368802401     1540    66815 SH       SOLE                        0     1710    65105
GRAINGER W W INC                COM             384802104    32947   361300 SH       SOLE                        0     3100   358200
HONDA MOTOR LTD                 AMERN SHS       438128308     8435   252850 SH       SOLE                        0     2150   250700
JOHNSON & JOHNSON               COM             478160104    27753   422422 SH       SOLE                        0     3380   419042
MCDONALDS CORP                  COM             580135101    26655   489355 SH       SOLE                        0     4235   485120
MEDTRONIC INC                   COM             585055106    27439   486427 SH       SOLE                        0     3895   482532
MICROSOFT CORP                  COM             594918104      251     8525 SH       SOLE                        0        0     8525
NABORS INDUSTRIES              COM              629568106    28997   942394 SH       SOLE                        0     7585   934809
NESTLE S A REG B ADR           SPONSORED ADR    641069406      231     2065 SH       SOLE                        0        0     2065
NIKE INC                        CL B            654106103    32076   546813 SH       SOLE                        0     4800   542013
NOKIA CORP                      SPONSORED ADR   654902204    37414   986415 SH       SOLE                        0     8675   977740
NOVARTIS A G                    SPONSORED ADR   66987V109    24957   454109 SH       SOLE                        0     3690   450419
QUALCOMM INC                    COM             747525103      207     4900 SH       SOLE                        0        0     4900
SAP AKTIENGESELLSCHAFT          SPONSORED ADR   803054204    24205   412570 SH       SOLE                        0     3395   409175
SCHLUMBERGER LTD                COM             806857108    24591   234199 SH       SOLE                        0     1870   232329
SYSCO CORP                      COM             871829107    28842   810415 SH       SOLE                        0     6585   803830
TARGET CORP                     COM             87612E106     3194    50250 SH       SOLE                        0        0    50250
TOYOTA MOTOR CORP               SP ADR REP2COM  892331307    16735   143204 SH       SOLE                        0     1020   142184
US BANCORP DEL                  COM NEW         902973304    27801   854628 SH       SOLE                        0     7160   847468
WALGREEN CO                     COM             931422109    28238   597765 SH       SOLE                        0     4965   592800